CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
REVENUE
Net sales	$ 872,495	$ 29,816
COST OF SALES	644,610	289,011
GROSS MARGIN	227,885	(259,195)
EXPENSES
Depreciation and amortisation	600,322	613,714
Consulting fees	127,480	629,655
Directors fees	252,500	173,125
Insurance	354,186	396,657
Investor relations and promotion	94,411	199,131
Listing and filing fees	222,945	180,495
Office Expenses	106,698	142,822
Professional fees	2,288,633	1,380,611
Rent	311,556	359,651
Research and development	465,653	1,775,495
Salaries and benefits	3,023,656	3,819,843
Share-based compensation	1,529,934	1,786,453
Supplies and materials	35,400	42,069
Travel	165,741	137,833
Other expenses	254,183	504,680
Total expenses, by nature	9,833,298	12,142,234
Loss before other income (expenses)	(9,605,413)	(12,401,429)
Interest income	101,613	405,483
Interest expense	(91,323)	(107,373)
Loss on disposal of equipment	(14,544)	(156,531)
Other income (expense)	(429,991)	37,863
Income tax credit received	0	99,784
Government grants	0	418,213
Total other income (expense)	(434,245)	697,439
Net loss and comprehensive loss for the period	$ (10,039,658)	$ (11,703,990)
Basic and diluted net loss per share
Basic net loss per share	$ (0.1)	$ (0.12)
Diluted net loss per share	$ (0.1)	$ (0.12)